REVENUE (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Revenue	$ 1,829	$ 1,508	$ 1,073
Generation [Member]
IfrsStatementLineItems [Line Items]
Revenue	663	656	559
Generation [Member] | Sales Of Energy To The S P O T Market [Member]
IfrsStatementLineItems [Line Items]
Revenue	210	167	179
Generation [Member] | Sales Of Energy By Contract [Member]
IfrsStatementLineItems [Line Items]
Revenue	346	380	323
Generation [Member] | Fuel Supply [Member]
IfrsStatementLineItems [Line Items]
Revenue	103	104	54
Generation [Member] | Other Sales [Member]
IfrsStatementLineItems [Line Items]
Revenue	4	5	3
Oil And Gas Segment [Member]
IfrsStatementLineItems [Line Items]
Revenue	529	340	227
Oil And Gas Segment [Member] | Other Sales [Member]
IfrsStatementLineItems [Line Items]
Revenue	10	10	10
Oil And Gas Segment [Member] | Gas Sales [Member]
IfrsStatementLineItems [Line Items]
Revenue	383	231	152
Oil And Gas Segment [Member] | Oil Sales [Member]
IfrsStatementLineItems [Line Items]
Revenue	136	99	65
Petrochemicals [Member]
IfrsStatementLineItems [Line Items]
Revenue	617	490	267
Petrochemicals [Member] | Other Sales [Member]
IfrsStatementLineItems [Line Items]
Revenue	4	3	7
Petrochemicals [Member] | Products From Catalytic Reforming Sales [Member]
IfrsStatementLineItems [Line Items]
Revenue	270	185	98
Petrochemicals [Member] | Styrene Sales [Member]
IfrsStatementLineItems [Line Items]
Revenue	96	84	42
Petrochemicals [Member] | Synthetic Rubber Sales [Member]
IfrsStatementLineItems [Line Items]
Revenue	106	99	49
Petrochemicals [Member] | Polystyrene Sales [Member]
IfrsStatementLineItems [Line Items]
Revenue	141	119	71
Holding And Others [Member]
IfrsStatementLineItems [Line Items]
Revenue	20	22	20
Holding And Others [Member] | Technical Assistance And Administration Services Sales [Member]
IfrsStatementLineItems [Line Items]
Revenue	20	22	20
Holding And Others [Member] | Other [Member]
IfrsStatementLineItems [Line Items]
Revenue